Cash and cash equivalents and debt financing - Analysis of future anticipated cash flows related to debt (Detail) - GBP (£) £ in Millions	Jun. 30, 2022	Dec. 31, 2021
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (5,658.3)	£ (5,798.1)
Effect of discounting/financing rates	748.5	1,014.1
Debt financing	(4,909.8)	(4,784.0)
Borrowings
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	(5,372.6)	(5,455.8)
Borrowings | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(121.6)	(326.8)
Borrowings | Between 1 and 2 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(755.9)	(745.4)
Borrowings | Between 2 and 3 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(1,129.7)	(646.5)
Borrowings | Between 3 and 4 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(73.2)	(492.8)
Borrowings | Between 4 and 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(1,352.2)	(698.0)
Borrowings | Over 5 years
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Corporate bonds, bank loans and overdrafts	(1,940.0)	(2,546.3)
Bank overdrafts | Within one year
Disclosure of maturity analysis for non-derivative financial liabilities [Line items]
Future anticipated cash flows	£ (285.7)	£ (342.3)